Quarterly Holdings Report
for
Fidelity® Government Income Fund
November 30, 2025
GOV-NPRT1-0126
1.809070.121
Collateralized Mortgage Obligations - 9.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.8%
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	1,774	1,802
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	2,115	2,133
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	2,709	2,761
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	1,969	2,007
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	2,854	2,929
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	1,129	1,146
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.1663% 8/25/2031 (c)(d)	14,423	14,533
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	506	523
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	1,494	1,554
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.9863% 2/25/2032 (c)(d)	317	317
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2502% 3/18/2032 (c)(d)	558	562
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.8502% 11/18/2031 (c)(d)	11,101	11,070
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 4/25/2032 (c)(d)	5,527	5,561
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 10/25/2032 (c)(d)	708	713
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.9363% 1/25/2032 (c)(d)	276	277
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.6363% 11/25/2032 (c)(d)	2,369	2,369
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (c)(e)	494	12
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 11/25/2032 (c)(d)	10,111	10,173
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (c)(e)	12,341	1,569
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (c)(e)	664	73
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	20,404	20,556
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	93,196	94,868
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	938,302	948,601
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (f)	1,819	1,598
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	46,876	46,528
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	287,276	289,451
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (c)(e)	14,767	1,054
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	978,860	1,006,429
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	46,872	48,770
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.6657% 8/25/2035 (c)(d)	285	303
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	30,216	30,668
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	6,843	7,026
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.4937% 11/25/2036 (c)(e)	9,043	795
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (c)(e)	5,118	525
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (f)	6,921	6,277
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (f)	11,693	10,206
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (f)	1,509	1,269
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	17,558	17,555
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (c)(e)	3,266	314
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 15.5023% 6/25/2037 (c)(d)	2,430	3,342
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (c)(d)	3,628	4,929
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (c)(d)	694	804
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	472,133	478,299
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	17,373	16,764
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	133,593	132,409
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	13,596	14,087
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	53,272	53,110
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (e)	16,504	285
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	166,738	156,011
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	224,365	210,982
Fannie Mae Guaranteed REMIC Series 2012-27 Class EZ, 4.25% 3/25/2042	2,244,614	2,187,051
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (e)	36	0
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	39,236	39,515
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (e)	99	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (c)(e)	16,231	1,882
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (e)	78,639	11,124
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	91,607	88,000
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	279,250	275,711
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	673,837	670,279
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (e)	45,585	6,347
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	741,529	737,928
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (e)	658,051	136,660
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	116,034	114,111
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	1,416,208	1,375,271
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	668,677	617,107
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	6,112,201	5,320,610
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,119,924	951,955
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,190,158	1,011,655
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	981,196	881,763
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,558,480	1,399,261
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,519,870	1,426,476
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	876,449	812,563
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	12,090,258	10,950,436
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,129,516	1,014,173
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	1,365,300	1,196,976
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,149,704	2,018,143
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	183	185
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (f)	119,678	102,588
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (f)	6,133	5,276
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (e)	10,884	362
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	8,974,532	8,425,636
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	2,381,052	2,391,698
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (c)(d)	1,241,715	1,245,449
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)	1,779,398	1,791,258
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (c)(d)	1,869,768	1,879,637
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	2,670,655	2,681,991
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	1,166,775	1,168,708
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	1,205,292	1,205,822
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.1163% 6/25/2036 (c)(d)	1,060,427	1,069,212
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.1063% 3/25/2036 (c)(d)	799,162	805,254
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	275,903	272,335
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (e)	3,022	404
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (e)	2,818	387
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(e)	1,900	327
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(e)	1,294	186
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (e)	1,798	293
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(e)	1,202	206
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (e)	12,288	1,905
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	555	564
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	2,059	2,096
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	1,198,531	1,189,313
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	143,519	141,840
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	892,844	799,141
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	1,006	1,028
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	7,729	7,908
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	406	416
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	1,082	1,105
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	8,777	8,935
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	2,170	2,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	1,259	1,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	706	717
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	4,566	4,691
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	17,159	17,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.0565% 1/15/2032 (c)(d)	240	240
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (c)(d)	323	324
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2565% 3/15/2032 (c)(d)	313	315
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 6/15/2031 (c)(d)	469	471
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (c)(d)	170	171
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	2,170	2,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	3,205	3,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	5,930	6,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.6565% 11/15/2032 (c)(d)	3,646	3,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.8565% 2/15/2032 (c)(d)	6,369	6,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class AD, 4.71% 3/15/2033	287,225	288,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class FB, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 10/15/2033 (c)(d)	346,338	347,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class LD, 4.5% 10/15/2033	79,317	80,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	13,491	13,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 2/15/2033 (c)(d)	268,197	269,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.6565% 3/15/2034 (c)(d)	89,414	88,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	7,640	7,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	1,107,947	1,133,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,104,402	1,114,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	65,732	67,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	25,324	26,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	2,599	2,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	41,131	41,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	13,244	13,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (c)(e)	4,155	392
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (f)	14,257	11,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (f)	2,324	2,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (f)	7,872	6,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (f)	8,970	7,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	13,768	14,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	54,457	56,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (c)(e)	18,103	1,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	3,921	4,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (c)(e)	12,867	1,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.5065% 5/15/2037 (c)(d)	15,120	14,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	134,601	136,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	63,966	65,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	2,043,028	2,053,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	3,278,342	3,295,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3889 Class DZ, 4% 1/15/2041	9,557,116	9,436,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	9,512	9,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	170,123	160,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (e)	3	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (e)	26,212	741
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	24,925	24,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	112,149	108,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	3,848,406	3,535,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,456,491	2,917,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5137 Class TA, 2% 3/25/2039	8,757,196	8,081,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,667,887	5,037,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,114,984	1,021,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	7,591,188	6,834,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,224,682	1,097,446
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,142,074	1,046,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,321,417	1,169,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	866,204	794,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,158,039	3,827,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	929,753	853,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	4,649,009	4,574,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,662,012	1,597,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,297,922	2,194,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,679,537	2,612,277
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,657,381	1,672,698
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	1,087,501	1,087,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	3,246,043	3,257,887
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	992,649	991,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (c)(d)	1,898,306	1,905,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	1,731,642	1,734,569
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	2,451	2,501
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,372	1,398
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	368	375
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (f)	4,381	3,690
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.4308% 5/20/2060 (b)(c)(d)	13,832	13,810
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (b)(c)(d)	184,572	183,997
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.6004% 12/20/2060 (b)(c)(d)	125,786	125,580
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 12/20/2060 (b)(c)(d)	95,864	95,874
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 2/20/2061 (b)(c)(d)	107,449	107,455
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.7104% 2/20/2061 (b)(c)(d)	115,041	115,025
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (b)(c)(d)	94,625	94,638
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(d)	102,204	102,202
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(d)	89,743	89,749
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.7504% 6/20/2061 (b)(c)(d)	92,282	92,328
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.7704% 9/20/2061 (b)(c)(d)	455,765	456,112
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 10/20/2061 (b)(c)(d)	321,954	322,475
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 11/20/2061 (b)(c)(d)	352,598	353,443
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 1/20/2062 (b)(c)(d)	193,620	194,155
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 1/20/2062 (b)(c)(d)	390,992	391,788
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 3/20/2062 (b)(c)(d)	217,464	217,740
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (b)(c)(d)	1,048	1,048
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (b)	2	2
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (b)	346	330
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.8204% 8/20/2063 (b)(c)(d)	18,290	18,322
Ginnie Mae Mortgage pass-thru certificates Series 2014-H02 Class FB, CME Term SOFR 1 month Index + 0.65%, 4.8704% 12/20/2063 (b)(c)(d)	896,678	899,079
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 1/20/2064 (b)(c)(d)	359,712	360,318
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 12/20/2063 (b)(c)(d)	16,295	16,320
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 6/20/2064 (b)(c)(d)	27,684	27,689
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.5004% 5/20/2063 (b)(c)(d)	19,101	19,025
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (b)	520	492
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.4204% 4/20/2063 (b)(c)(d)	17,044	16,811
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(c)	116,599	113,667
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.14% 5/20/2066 (b)(c)(d)	493,441	492,761
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.6204% 12/20/2062 (b)(c)(d)	30,125	29,985
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	261,344	241,345
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (b)(c)(d)	594,680	592,504
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (b)	574,757	562,602
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	918,136	950,601
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	20,605	20,660
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (c)(e)	4,105	242
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.1266% 8/17/2034 (c)(e)	4,175	414
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (c)(e)	7,773	697
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 7/20/2037 (c)(d)	60,959	60,804
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.5543% 1/20/2038 (c)(d)	62,114	61,898
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.9343% 8/20/2038 (c)(d)	406,710	411,315
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.9743% 9/20/2038 (c)(d)	313,924	317,842
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.6734% 11/16/2039 (c)(d)	343,138	343,080
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.6034% 12/16/2039 (c)(d)	51,178	51,061
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	14,124	13,934
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	189,504	186,949
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	4,503,818	4,432,848
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	41,768	41,160
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	3,149,440	3,237,844
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.6508% 3/20/2060 (b)(c)(d)	25,438	25,457
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (e)	12,413	395
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	26,265	25,967
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	257,264	256,702
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.0257% 7/20/2041 (c)(e)	17,332	1,820
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 8/20/2042 (c)(d)	65,852	64,884
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	56,610	55,957
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	364,435	340,813
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	139,865	131,457
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	237,101	219,138
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	190,655	178,305
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	73,227	68,514
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,803,814	2,557,931
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	199,380	182,435
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	160,086	147,039
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	202,243	189,922
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	181,517	171,650
TOTAL UNITED STATES		160,023,012
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,443,448)		160,023,012

Commercial Mortgage Securities - 10.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.5%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	3,209,636	3,200,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,850,456	2,835,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	25,971,137	25,776,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	7,873,294	7,803,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	15,475,000	15,318,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	22,103,330	21,940,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	18,000,000	17,876,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	27,404,883	27,171,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,700,000	1,690,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	9,000,000	8,923,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	3,351,431	3,339,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	4,830,218	4,799,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	6,816,783	6,747,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.7519% 4/25/2029 (c)(d)	12,486,394	12,505,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.7319% 6/25/2030 (c)(d)	10,300,000	10,295,742
TOTAL UNITED STATES		170,225,307
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $169,768,449)		170,225,307

U.S. Government Agency - Mortgage Securities - 31.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 31.0%
Fannie Mae 2% 2/1/2052	1,303,691	1,084,460
Fannie Mae 3.5% 12/1/2036	29,011	28,484
Fannie Mae 3.5% 5/1/2036	22,422	22,034
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (c)(d)	4,913	5,021
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (c)(d)	1,130	1,162
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	1,928	1,978
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	5,706	5,834
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	6,114	6,284
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (c)(d)	70,811	73,077
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.404% 2/1/2044 (c)(d)	49,326	50,881
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.519% 2/1/2044 (c)(d)	13,881	14,321
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (c)(d)	47,536	49,000
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (c)(d)	35,823	36,972
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (c)(d)	42,346	43,645
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.618%, 6.559% 4/1/2044 (c)(d)	68,610	70,915
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (c)(d)	272	281
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (c)(d)	1,959	2,013
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (c)(d)	6,696	6,893
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.473% 3/1/2033 (c)(d)	4,149	4,258
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (c)(d)	10,496	10,821
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.692%, 6.555% 7/1/2043 (c)(d)	15,359	15,978
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (c)(d)	30,801	32,067
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (c)(d)	112,408	116,650
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (c)(d)	3,850	4,018
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (c)(d)	13,210	13,587
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (c)(d)	20,876	21,530
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	7,668	8,006
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (c)(d)	119,643	124,644
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (c)(d)	42,321	44,155
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (c)(d)	783	812
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.509% 7/1/2041 (c)(d)	15,772	16,482
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	13,616	14,229
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (c)(d)	52,018	54,313
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.723% 2/1/2035 (c)(d)	2,926	3,027
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	4,510	4,665
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (c)(d)	16,117	16,668
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (c)(d)	9,276	9,508
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	3,330	3,463
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.14%, 6.278% 7/1/2036 (c)(d)	1,465	1,493
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	8,943	9,148
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (c)(d)	1,632	1,672
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (c)(d)	11,780	12,051
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.58% 7/1/2034 (c)(d)	811	830
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,528,775	1,308,522
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,500,782	1,286,450
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,531,549	1,311,842
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,166	15,060
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	491,516	409,937
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,433,761	3,012,070
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	348,989	288,448
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,412	12,734
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	419,810	412,215
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,421	13,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	767,569	638,253
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	979,845	864,198
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,789,794	3,931,942
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	388,292	343,919
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	279,649	247,649
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,927	14,897
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	370,916	307,151
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	221,244	183,970
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,161,087	2,599,876
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	70,654	58,618
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	89,998	80,774
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	26,292	23,530
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,636	6,847
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,147	6,411
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,798,375	1,628,732
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	580,120	525,658
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	536,102	485,667
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,587,767	1,370,669
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,213,257	1,047,366
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,353,720	1,227,191
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	51,842	46,422
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	5,436	4,868
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	622,120	579,830
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	582,406	525,978
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	39,195	35,119
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	10,530	9,421
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,778	6,084
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	333,755	301,661
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	135,542	122,557
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,541,930	2,206,283
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	5,210,155	4,528,697
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	1,102	1,091
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	124,519	121,311
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	6,356	5,968
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	134,018	124,705
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,808	25,842
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,550	17,315
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,177	14,100
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,394	13,392
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,581	12,626
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,120	11,247
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,440	8,757
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,647	7,141
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,674	6,251
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	12,973	12,110
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	60,520	54,067
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	2,998,301	2,829,484
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	11,932	11,062
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	51,786	47,398
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	9,113,588	8,201,734
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	48,070	45,288
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	65,929	61,391
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,837	9,126
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,229	7,660
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	5,978	5,531
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,802,281	4,315,790
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,077,794	1,872,499
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	118,897	116,434
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	56,229	54,727
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	35,507	33,086
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,339	14,258
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,871	8,250
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,173	6,672
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,736	6,266
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,475	6,023
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,231	5,799
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,241	5,776
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,564	5,161
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	900,996	811,974
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	39,264	35,200
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	98,041	91,036
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	72,031	66,909
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	55,248	51,401
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	43,992	40,892
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	34,042	31,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,818	19,373
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,274	16,970
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,759	15,502
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,776	10,049
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,001	8,325
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,245	7,662
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,209	5,752
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	605,319	548,159
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,476,639	3,123,354
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,355,547	2,116,184
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	30,956	28,747
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,852	7,299
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,367	5,913
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	21,134	19,502
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	8,439	7,716
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	713,038	640,871
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	161,353	146,066
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,519	18,142
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	89,517	82,435
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	418,007	378,404
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	77,097	69,431
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	97,253	90,067
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	80,189	74,505
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,752	10,893
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,206	6,690
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,614	6,138
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,884	5,461
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	12,529	11,493
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	150,360	136,162
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	76,409	70,961
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	104,064	97,717
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	18,642	17,375
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	5,194	4,816
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	161,099	148,896
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	793,313	726,334
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,835,055	4,373,951
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,001,590	906,072
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	45,966	42,600
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	22,886	21,154
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	26,596	24,368
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	23,616	21,615
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,704	7,940
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	346,571	317,311
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,237,616	1,117,268
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,070,138	999,517
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	62,024	57,638
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,338	10,487
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	8,048	7,432
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	819,391	749,954
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	289,580	265,131
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	41,347	37,236
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	13,636	12,902
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	6,359	6,010
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	16,271	15,536
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	50,901	48,511
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	8,146	7,779
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	415,128	391,443
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	127,688	118,926
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	123,800	118,023
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	42,632	40,642
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	29,129	27,907
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	11,544	11,009
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,950	6,629
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,260	3,120
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	53,740	50,730
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,469	12,828
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,742	7,373
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,032	6,686
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	8,380	7,960
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	937,324	873,593
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	77,747	72,461
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,962	9,508
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,566,116	3,395,021
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	138,788	130,869
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	65,152	61,435
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	114,004	107,322
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	95,651	89,088
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	23,574	22,396
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	5,364	5,112
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	3,083,020	2,876,286
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052 (g)	26,248,435	24,350,526
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	25,330	24,076
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	23,775	22,642
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	4,538,875	4,226,008
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	8,712	8,309
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	59,539	56,635
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	45,217	42,974
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,760	9,285
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	5,957	5,670
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	98,355	92,928
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	909,875	848,010
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	14,761	14,417
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	78,617	74,718
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	49,192	46,779
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,915	1,814
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	388,413	366,981
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	55,352	51,658
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	389,090	362,635
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	62,092	59,252
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	49,769	47,317
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	530,688	500,243
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,539	4,326
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	5,721	5,431
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	222,333	209,856
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	138,201	130,446
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	43,020	41,046
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	17,191	16,436
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	7,233	6,886
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	61,164	58,399
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	9,855	9,394
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	67,202	63,431
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	28,420	27,094
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	26,440	25,224
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,083	13,427
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,172	8,742
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,471	8,105
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	6,304	6,030
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,803	4,578
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,392	2,288
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	476,082	449,514
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	44,641	41,606
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	91,845	90,483
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,257	9,113
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,684	3,628
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,311	3,263
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	133,463	131,467
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	9,896	9,731
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	20,508	20,171
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	10,011	9,675
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	23,826	23,487
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,402	12,196
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,491	5,419
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,345	4,282
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,315	3,268
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	116,397	114,549
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	79,182	77,907
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,706	4,621
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	32,659	32,121
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	13,126	12,822
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	100,751	98,412
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	138,206	136,171
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,288	25,921
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	18,137	17,896
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,353	16,095
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,283	15,035
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,465	14,242
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,980	13,782
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,971	13,767
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,515	12,330
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,858	11,649
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,931	10,763
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,176	10,012
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,430	9,292
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,305	7,188
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,884	6,762
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,133	6,051
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,143	6,048
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,819	4,734
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,135	4,088
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,226	3,179
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,285	1,266
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	71,340	70,209
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	39,652	39,018
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	32,234	31,707
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	50,454	49,235
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	50,081	48,433
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	37,225	36,648
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,553	1,528
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,027	1,006
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	13,584	13,357
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,223	11,043
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,487	2,447
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	5,260	5,181
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	7,319	7,158
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	18,677	18,202
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	75,974	74,855
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,284	11,116
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,979	3,920
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	93,455	91,896
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,192	6,099
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,926	5,815
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,949	1,926
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	81,342	79,276
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	24,520	23,920
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	41,786	40,450
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	135,677	131,128
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	2,539	2,515
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	13,377	13,246
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,480	4,400
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,396	4,328
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,530	2,491
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	926	914
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	38,951	38,247
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,809	5,717
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,205	5,121
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	3,866	3,790
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	12,015	11,733
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	150,946	147,350
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,740	9,498
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	50,136	48,533
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	33,030	32,493
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,676	23,292
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	11,353	11,169
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,512	6,396
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,834	4,747
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,791	3,723
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	12,955	12,693
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	11,293	11,030
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	29,719	28,982
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	144,349	140,411
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	21,999	21,247
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	147,454	143,432
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	12,930	12,736
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	25,628	25,041
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	159,481	155,429
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	2,872	2,813
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	141,996	138,788
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	752,330	729,219
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	135,826	132,121
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	80,910	78,703
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	6,821	6,685
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,341	2,292
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	26,446	25,810
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,279	15,927
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,029	15,627
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	353,792	342,703
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	85,300	84,385
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	15,319	15,155
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	4,360	4,291
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,509	2,469
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,213	5,129
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,693	2,642
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,339	1,322
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	637	627
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	170,483	166,631
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	4,432	4,404
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,642	1,651
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	38,882	38,772
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,379	5,362
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	4,539	4,517
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,664	2,683
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,799	2,819
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	108,715	109,290
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	15,668	15,623
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	2,784	2,804
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,397	1,407
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	11,724	11,807
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	295,824	297,899
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	7,937	7,989
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	14,834	14,913
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,508	2,521
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	27,509	27,701
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	5,118	5,108
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	5,051	5,085
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,665	1,675
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	22,174	22,333
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,527	4,558
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,516	4,548
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,161	1,169
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	24,905	25,067
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,205	2,218
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	13,972	13,971
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	72,360	72,336
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	25,702	25,828
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	155,935	157,034
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	25,142	25,062
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	19,875	19,812
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	12,277	12,203
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	38,070	38,581
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	8,535	8,593
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	2,209	2,225
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	15,146	15,217
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	131,143	132,072
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,534	10,560
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,948	11,925
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,941	2,935
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	22,462	22,391
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,580	4,566
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	152,776	153,824
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	42,285	42,570
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	26,264	26,439
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	734	739
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,269	9,339
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,375	4,400
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	8,783	8,824
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	15,003	14,975
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,122	12,088
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,226	9,208
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,908	3,900
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,258	3,252
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	15,441	15,383
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,644	12,620
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	19,370	19,630
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	41,017	41,306
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	39,715	39,913
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	184,362	184,299
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,325	6,323
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,374	3,367
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,370	2,375
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	56	56
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	407	409
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	227	228
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	29,038	29,246
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,440	4,472
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	6,179	6,208
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	145,416	145,366
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	25,193	25,145
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,987	6,023
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,962	2,981
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,688	2,704
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,107	2,121
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,970	1,984
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	905	911
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	474	476
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	454	457
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	240	241
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	953	957
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	52,048	52,746
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,495	6,537
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,153	3,174
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,008	3,027
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,382	2,398
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,174	1,181
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,004	1,011
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	15,257	15,365
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	7,433	7,484
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	62,634	63,076
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	3,887	3,916
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	27,188	27,110
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,019	6,002
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	358	362
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	30,888	31,639
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,849,569	4,904,439
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	42,314	43,108
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,048,913	5,118,661
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,001,915	2,024,565
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,251,153	1,262,963
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,355,730	1,370,645
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	134,084	136,603
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	23,027	23,484
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	205,063	209,498
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,476	1,512
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	2,988	3,061
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,487,111	2,526,132
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	113,260	115,369
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	48,529	49,426
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,597	3,684
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	951,867	966,206
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	5,008	5,092
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	48,189	49,151
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	529	542
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (c)	38,214	38,791
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	826,127	840,226
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.03% 10/1/2033 (c)(d)	11,808	11,986
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (c)(d)	332	337
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.01% 2/1/2033 (c)(d)	4,415	4,473
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (c)(d)	12,515	12,725
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (c)(d)	10,569	10,753
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (c)(d)	18,101	18,395
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (c)(d)	4,540	4,614
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	6,449	6,570
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (c)(d)	304	313
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	74,824	78,234
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	167,147	175,879
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	617	650
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	132	139
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	11,933	12,628
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	11,553	12,250
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	8,559	8,967
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,544	4,766
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	743	784
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	11,125	11,752
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	102,310	107,313
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	20,360	21,322
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,604	3,784
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,552	1,628
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	298	315
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,041,174	1,074,119
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,579	4,856
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	5,672	5,925
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	5,550	5,796
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	6,234	6,521
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	4,126	4,375
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	393	417
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	515,579	530,361
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	200,277	209,886
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	261	275
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	719	759
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	13,898	14,720
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,795,330	2,909,541
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,092	2,192
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	316,789	332,294
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	7,006	7,383
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	5,591,642	5,810,930
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,120,029	4,280,318
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,797,994	1,848,278
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	242,639	253,235
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,013	2,119
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	916	962
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	679	714
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,989	2,109
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	26,111	27,672
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,055,280	2,136,525
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	130,887	137,213
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,206	1,266
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	562	591
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	323	339
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	289	305
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	30,952	32,336
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	606	621
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,292	6,622
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	822	871
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	241,026	249,349
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	7,251	7,581
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	69,038	72,442
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	833,704	865,920
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	538,225	558,519
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	20,884	21,846
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,219	4,411
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	8,667	9,112
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	491	524
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	63,570	66,670
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	49,781	52,182
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	11,799	12,392
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,652,252	3,841,603
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (c)	11,636	12,130
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	59	60
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	10	11
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	159	167
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	44	44
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	50	52
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	15	16
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	35	37
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	112	117
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	36	36
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	139	146
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	51	54
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	114	119
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	66	69
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	45	45
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	726	766
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	69	73
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	467	489
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	1,027	1,076
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	38	40
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	193	203
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	127	133
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	649	689
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	275	288
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	134	141
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	131	140
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	204	213
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	49	51
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	102	109
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	86	91
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	79	79
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	65	68
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	23	25
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,314	1,397
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	90	90
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	58	60
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	178	187
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	293	308
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	31	32
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,407	1,442
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	211	221
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	59	62
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	118	125
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	88	92
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	99	100
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	1,036	1,060
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	73	76
Freddie Mac Gold Pool 1.5% 12/1/2040	912,110	781,247
Freddie Mac Gold Pool 2% 10/1/2041	17,509	15,361
Freddie Mac Gold Pool 2% 11/1/2041	702,919	616,433
Freddie Mac Gold Pool 2% 11/1/2050	6,324,799	5,195,982
Freddie Mac Gold Pool 2% 2/1/2051	5,639,237	4,697,979
Freddie Mac Gold Pool 2% 3/1/2041	909,228	805,559
Freddie Mac Gold Pool 2% 3/1/2051	1,884,356	1,546,868
Freddie Mac Gold Pool 2% 4/1/2052	3,104,224	2,559,899
Freddie Mac Gold Pool 2% 5/1/2051	146,908	122,020
Freddie Mac Gold Pool 2% 6/1/2050	9,420,092	7,756,506
Freddie Mac Gold Pool 2% 6/1/2050	1,194,766	993,478
Freddie Mac Gold Pool 2% 7/1/2041	16,843	14,811
Freddie Mac Gold Pool 2% 7/1/2051	86,831	72,039
Freddie Mac Gold Pool 2.5% 10/1/2031	40,146	38,951
Freddie Mac Gold Pool 2.5% 11/1/2041	10,488,420	9,510,895
Freddie Mac Gold Pool 2.5% 11/1/2050	1,349,611	1,173,090
Freddie Mac Gold Pool 2.5% 12/1/2051	1,050,546	906,903
Freddie Mac Gold Pool 2.5% 2/1/2042	1,964,471	1,779,595
Freddie Mac Gold Pool 2.5% 2/1/2051	1,565,453	1,360,700
Freddie Mac Gold Pool 2.5% 5/1/2041	4,206,350	3,833,422
Freddie Mac Gold Pool 2.5% 6/1/2031	26,453	25,738
Freddie Mac Gold Pool 2.5% 6/1/2031	24,258	23,545
Freddie Mac Gold Pool 2.5% 7/1/2031	41,319	40,104
Freddie Mac Gold Pool 2.5% 7/1/2050	1,375,981	1,196,011
Freddie Mac Gold Pool 2.5% 7/1/2050	163,764	142,754
Freddie Mac Gold Pool 2.5% 7/1/2051	1,753,659	1,516,618
Freddie Mac Gold Pool 2.5% 8/1/2031	69,661	67,587
Freddie Mac Gold Pool 3% 1/1/2043	11,579	10,718
Freddie Mac Gold Pool 3% 1/1/2043	9,828	9,147
Freddie Mac Gold Pool 3% 1/1/2052	55,702	49,920
Freddie Mac Gold Pool 3% 10/1/2042	4,683	4,346
Freddie Mac Gold Pool 3% 11/1/2051	676,549	606,955
Freddie Mac Gold Pool 3% 12/1/2032	6,980	6,823
Freddie Mac Gold Pool 3% 12/1/2042	169,766	158,153
Freddie Mac Gold Pool 3% 12/1/2042	15,058	14,025
Freddie Mac Gold Pool 3% 12/1/2042	5,562	5,181
Freddie Mac Gold Pool 3% 12/1/2046	360,881	330,681
Freddie Mac Gold Pool 3% 12/1/2050	32,323	29,281
Freddie Mac Gold Pool 3% 12/1/2051	408,724	366,680
Freddie Mac Gold Pool 3% 2/1/2037	49,014	46,840
Freddie Mac Gold Pool 3% 2/1/2043	11,629	10,870
Freddie Mac Gold Pool 3% 2/1/2043	8,410	7,819
Freddie Mac Gold Pool 3% 2/1/2043	5,639	5,253
Freddie Mac Gold Pool 3% 2/1/2050	911,687	825,597
Freddie Mac Gold Pool 3% 3/1/2043	7,296	6,794
Freddie Mac Gold Pool 3% 3/1/2048	6,045	5,485
Freddie Mac Gold Pool 3% 4/1/2034	64,996	63,466
Freddie Mac Gold Pool 3% 4/1/2046	18,419	16,884
Freddie Mac Gold Pool 3% 4/1/2046	15,303	14,027
Freddie Mac Gold Pool 3% 4/1/2050	315,367	285,489
Freddie Mac Gold Pool 3% 5/1/2045	7,942	7,288
Freddie Mac Gold Pool 3% 5/1/2046	275,779	252,786
Freddie Mac Gold Pool 3% 5/1/2046	44,091	40,416
Freddie Mac Gold Pool 3% 6/1/2031	22,602	22,178
Freddie Mac Gold Pool 3% 6/1/2031	8,641	8,479
Freddie Mac Gold Pool 3% 6/1/2031	5,019	4,922
Freddie Mac Gold Pool 3% 6/1/2031	3,374	3,315
Freddie Mac Gold Pool 3% 6/1/2046	272,921	250,167
Freddie Mac Gold Pool 3% 6/1/2050	149,334	135,186
Freddie Mac Gold Pool 3% 7/1/2032	5,856	5,732
Freddie Mac Gold Pool 3% 7/1/2045	16,720	15,369
Freddie Mac Gold Pool 3% 7/1/2045	7,091	6,645
Freddie Mac Gold Pool 3% 8/1/2032	7,306	7,153
Freddie Mac Gold Pool 3% 8/1/2032	5,075	4,966
Freddie Mac Gold Pool 3% 8/1/2045	4,815	4,444
Freddie Mac Gold Pool 3% 9/1/2051	706,185	633,542
Freddie Mac Gold Pool 3.5% 1/1/2046	33,776	31,896
Freddie Mac Gold Pool 3.5% 1/1/2046	11,273	10,654
Freddie Mac Gold Pool 3.5% 10/1/2040	13,100	12,533
Freddie Mac Gold Pool 3.5% 10/1/2042	8,026	7,663
Freddie Mac Gold Pool 3.5% 11/1/2040	27,326	26,207
Freddie Mac Gold Pool 3.5% 11/1/2045	4,747	4,492
Freddie Mac Gold Pool 3.5% 11/1/2047	48,802	46,101
Freddie Mac Gold Pool 3.5% 11/1/2047	17,330	16,301
Freddie Mac Gold Pool 3.5% 12/1/2033	41,872	41,343
Freddie Mac Gold Pool 3.5% 12/1/2040	26,336	25,035
Freddie Mac Gold Pool 3.5% 12/1/2046	63,150	59,616
Freddie Mac Gold Pool 3.5% 12/1/2047	71,239	66,963
Freddie Mac Gold Pool 3.5% 2/1/2034	440,633	435,215
Freddie Mac Gold Pool 3.5% 2/1/2043	36,239	34,651
Freddie Mac Gold Pool 3.5% 2/1/2043	13,284	12,740
Freddie Mac Gold Pool 3.5% 2/1/2045	3,595	3,425
Freddie Mac Gold Pool 3.5% 2/1/2048	216,837	203,822
Freddie Mac Gold Pool 3.5% 2/1/2048	38,486	36,176
Freddie Mac Gold Pool 3.5% 3/1/2032	262,509	259,790
Freddie Mac Gold Pool 3.5% 3/1/2045	90,440	85,644
Freddie Mac Gold Pool 3.5% 3/1/2045	23,082	21,898
Freddie Mac Gold Pool 3.5% 3/1/2045	18,424	17,476
Freddie Mac Gold Pool 3.5% 3/1/2045	7,600	7,251
Freddie Mac Gold Pool 3.5% 3/1/2046	344,210	326,073
Freddie Mac Gold Pool 3.5% 3/1/2048	85,232	80,117
Freddie Mac Gold Pool 3.5% 4/1/2040	32,405	31,098
Freddie Mac Gold Pool 3.5% 4/1/2042	305,268	292,639
Freddie Mac Gold Pool 3.5% 4/1/2043	43,473	41,439
Freddie Mac Gold Pool 3.5% 4/1/2043	18,277	17,444
Freddie Mac Gold Pool 3.5% 4/1/2046	79,351	75,059
Freddie Mac Gold Pool 3.5% 4/1/2046	65,217	61,690
Freddie Mac Gold Pool 3.5% 4/1/2046	6,943	6,568
Freddie Mac Gold Pool 3.5% 5/1/2034	48,763	48,103
Freddie Mac Gold Pool 3.5% 5/1/2040	62,027	59,561
Freddie Mac Gold Pool 3.5% 5/1/2040	11,012	10,571
Freddie Mac Gold Pool 3.5% 5/1/2045	153,756	145,363
Freddie Mac Gold Pool 3.5% 5/1/2045	10,901	10,310
Freddie Mac Gold Pool 3.5% 5/1/2045	6,584	6,235
Freddie Mac Gold Pool 3.5% 5/1/2045	2,972	2,839
Freddie Mac Gold Pool 3.5% 5/1/2046	664,245	629,565
Freddie Mac Gold Pool 3.5% 6/1/2032	186,309	184,299
Freddie Mac Gold Pool 3.5% 6/1/2040	54,859	52,750
Freddie Mac Gold Pool 3.5% 6/1/2045	326,125	309,057
Freddie Mac Gold Pool 3.5% 6/1/2045	187,483	177,417
Freddie Mac Gold Pool 3.5% 6/1/2045	30,522	28,950
Freddie Mac Gold Pool 3.5% 6/1/2045	17,501	16,602
Freddie Mac Gold Pool 3.5% 7/1/2032	771,166	762,935
Freddie Mac Gold Pool 3.5% 7/1/2040	5,213	4,997
Freddie Mac Gold Pool 3.5% 7/1/2042	952,504	908,810
Freddie Mac Gold Pool 3.5% 7/1/2046	8,966	8,473
Freddie Mac Gold Pool 3.5% 7/1/2051	2,233,062	2,083,323
Freddie Mac Gold Pool 3.5% 8/1/2034	82,804	81,661
Freddie Mac Gold Pool 3.5% 8/1/2040	35,515	34,080
Freddie Mac Gold Pool 3.5% 9/1/2040	28,415	27,302
Freddie Mac Gold Pool 3.5% 9/1/2042	1,202,086	1,145,803
Freddie Mac Gold Pool 3.5% 9/1/2046	824,496	779,615
Freddie Mac Gold Pool 3.5% 9/1/2046	92,165	87,094
Freddie Mac Gold Pool 4% 1/1/2036	146,357	146,316
Freddie Mac Gold Pool 4% 1/1/2039	16,330	16,188
Freddie Mac Gold Pool 4% 1/1/2041	11,337	11,183
Freddie Mac Gold Pool 4% 1/1/2041	5,359	5,295
Freddie Mac Gold Pool 4% 1/1/2043	3,434	3,369
Freddie Mac Gold Pool 4% 1/1/2044	8,559	8,381
Freddie Mac Gold Pool 4% 10/1/2041	91,121	89,770
Freddie Mac Gold Pool 4% 10/1/2041	10,974	10,814
Freddie Mac Gold Pool 4% 10/1/2041	8,371	8,250
Freddie Mac Gold Pool 4% 10/1/2042	4,406	4,330
Freddie Mac Gold Pool 4% 10/1/2042	2,592	2,563
Freddie Mac Gold Pool 4% 10/1/2042	1,804	1,769
Freddie Mac Gold Pool 4% 10/1/2043	21,333	20,910
Freddie Mac Gold Pool 4% 10/1/2043	10,354	10,139
Freddie Mac Gold Pool 4% 10/1/2044	15,043	14,712
Freddie Mac Gold Pool 4% 10/1/2045	5,652	5,542
Freddie Mac Gold Pool 4% 11/1/2041	14,512	14,271
Freddie Mac Gold Pool 4% 11/1/2041	1,799	1,782
Freddie Mac Gold Pool 4% 11/1/2042	190,792	188,021
Freddie Mac Gold Pool 4% 11/1/2042	162,801	160,338
Freddie Mac Gold Pool 4% 11/1/2042	18,874	18,553
Freddie Mac Gold Pool 4% 11/1/2042	16,317	16,020
Freddie Mac Gold Pool 4% 11/1/2042	10,165	9,993
Freddie Mac Gold Pool 4% 11/1/2042	6,706	6,580
Freddie Mac Gold Pool 4% 11/1/2042	651	646
Freddie Mac Gold Pool 4% 11/1/2047	115,794	112,295
Freddie Mac Gold Pool 4% 12/1/2040	2,717	2,683
Freddie Mac Gold Pool 4% 12/1/2042	8,591	8,436
Freddie Mac Gold Pool 4% 12/1/2042	4,597	4,533
Freddie Mac Gold Pool 4% 12/1/2047	186,939	181,290
Freddie Mac Gold Pool 4% 2/1/2041	30,390	29,983
Freddie Mac Gold Pool 4% 2/1/2041	1,719	1,694
Freddie Mac Gold Pool 4% 2/1/2042	40,228	39,561
Freddie Mac Gold Pool 4% 2/1/2042	6,444	6,353
Freddie Mac Gold Pool 4% 2/1/2043	15,266	14,986
Freddie Mac Gold Pool 4% 2/1/2043	11,654	11,431
Freddie Mac Gold Pool 4% 2/1/2043	9,139	8,960
Freddie Mac Gold Pool 4% 2/1/2043	5,033	4,935
Freddie Mac Gold Pool 4% 2/1/2044	9,139	8,961
Freddie Mac Gold Pool 4% 2/1/2044	5,522	5,403
Freddie Mac Gold Pool 4% 2/1/2045	127,214	124,622
Freddie Mac Gold Pool 4% 2/1/2046	46,368	45,413
Freddie Mac Gold Pool 4% 2/1/2048	119,358	115,974
Freddie Mac Gold Pool 4% 2/1/2048	10,826	10,522
Freddie Mac Gold Pool 4% 2/1/2050	27,429	26,458
Freddie Mac Gold Pool 4% 3/1/2042	6,886	6,769
Freddie Mac Gold Pool 4% 3/1/2042	6,751	6,651
Freddie Mac Gold Pool 4% 3/1/2043	5,871	5,784
Freddie Mac Gold Pool 4% 3/1/2043	3,093	3,033
Freddie Mac Gold Pool 4% 3/1/2044	12,274	12,019
Freddie Mac Gold Pool 4% 4/1/2042	102,770	101,053
Freddie Mac Gold Pool 4% 4/1/2042	77,995	76,821
Freddie Mac Gold Pool 4% 4/1/2042	3,533	3,467
Freddie Mac Gold Pool 4% 4/1/2042	3,222	3,181
Freddie Mac Gold Pool 4% 4/1/2042	2,564	2,530
Freddie Mac Gold Pool 4% 4/1/2042	1,417	1,390
Freddie Mac Gold Pool 4% 4/1/2043	150,973	148,494
Freddie Mac Gold Pool 4% 4/1/2043	8,145	8,003
Freddie Mac Gold Pool 4% 4/1/2046	44,532	43,478
Freddie Mac Gold Pool 4% 4/1/2048	42,408	41,206
Freddie Mac Gold Pool 4% 4/1/2048	35,522	34,515
Freddie Mac Gold Pool 4% 4/1/2048	19,221	18,676
Freddie Mac Gold Pool 4% 4/1/2048	7,315	7,107
Freddie Mac Gold Pool 4% 4/1/2048	2,114	2,054
Freddie Mac Gold Pool 4% 5/1/2038	201,859	200,541
Freddie Mac Gold Pool 4% 5/1/2042	13,484	13,292
Freddie Mac Gold Pool 4% 5/1/2043	9,969	9,776
Freddie Mac Gold Pool 4% 5/1/2043	3,753	3,678
Freddie Mac Gold Pool 4% 5/1/2045	61,419	60,518
Freddie Mac Gold Pool 4% 5/1/2045	15,944	15,573
Freddie Mac Gold Pool 4% 5/1/2048	250,367	243,348
Freddie Mac Gold Pool 4% 6/1/2038	8,374	8,301
Freddie Mac Gold Pool 4% 6/1/2038	6,186	6,136
Freddie Mac Gold Pool 4% 6/1/2041	3,976	3,914
Freddie Mac Gold Pool 4% 6/1/2043	9,180	9,047
Freddie Mac Gold Pool 4% 6/1/2045	10,517	10,288
Freddie Mac Gold Pool 4% 6/1/2047	721,212	702,346
Freddie Mac Gold Pool 4% 6/1/2047	50,127	48,878
Freddie Mac Gold Pool 4% 7/1/2042	159,239	156,414
Freddie Mac Gold Pool 4% 7/1/2043	20,941	20,534
Freddie Mac Gold Pool 4% 7/1/2043	16,206	15,916
Freddie Mac Gold Pool 4% 7/1/2043	8,972	8,811
Freddie Mac Gold Pool 4% 7/1/2043	6,816	6,679
Freddie Mac Gold Pool 4% 7/1/2043	5,176	5,070
Freddie Mac Gold Pool 4% 7/1/2043	4,974	4,873
Freddie Mac Gold Pool 4% 7/1/2043	2,261	2,216
Freddie Mac Gold Pool 4% 7/1/2044	11,952	11,783
Freddie Mac Gold Pool 4% 7/1/2045	29,867	29,205
Freddie Mac Gold Pool 4% 8/1/2038	42,663	42,291
Freddie Mac Gold Pool 4% 8/1/2038	32,082	31,803
Freddie Mac Gold Pool 4% 8/1/2043	9,786	9,595
Freddie Mac Gold Pool 4% 8/1/2043	7,776	7,662
Freddie Mac Gold Pool 4% 8/1/2043	5,631	5,553
Freddie Mac Gold Pool 4% 8/1/2044	2,392	2,351
Freddie Mac Gold Pool 4% 9/1/2041	11,325	11,161
Freddie Mac Gold Pool 4% 9/1/2041	4,145	4,084
Freddie Mac Gold Pool 4% 9/1/2041	3,788	3,725
Freddie Mac Gold Pool 4% 9/1/2042	64,023	62,955
Freddie Mac Gold Pool 4% 9/1/2042	11,899	11,739
Freddie Mac Gold Pool 4% 9/1/2043	15,253	14,969
Freddie Mac Gold Pool 4% 9/1/2043	14,248	13,978
Freddie Mac Gold Pool 4% 9/1/2043	13,701	13,449
Freddie Mac Gold Pool 4% 9/1/2043	11,989	11,753
Freddie Mac Gold Pool 4% 9/1/2043	11,711	11,472
Freddie Mac Gold Pool 4% 9/1/2043	8,168	8,017
Freddie Mac Gold Pool 4% 9/1/2043	4,948	4,845
Freddie Mac Gold Pool 4% 9/1/2043	434	431
Freddie Mac Gold Pool 4% 9/1/2044	10,563	10,350
Freddie Mac Gold Pool 4.5% 1/1/2040	3,666	3,697
Freddie Mac Gold Pool 4.5% 1/1/2041	4,020	4,054
Freddie Mac Gold Pool 4.5% 1/1/2041	2,285	2,304
Freddie Mac Gold Pool 4.5% 1/1/2042	111,935	112,862
Freddie Mac Gold Pool 4.5% 1/1/2045	4,111	4,136
Freddie Mac Gold Pool 4.5% 1/1/2047	8,289	8,299
Freddie Mac Gold Pool 4.5% 10/1/2039	22,099	22,285
Freddie Mac Gold Pool 4.5% 10/1/2039	5,214	5,257
Freddie Mac Gold Pool 4.5% 10/1/2039	2,063	2,081
Freddie Mac Gold Pool 4.5% 10/1/2040	10,735	10,823
Freddie Mac Gold Pool 4.5% 10/1/2040	5,825	5,872
Freddie Mac Gold Pool 4.5% 10/1/2041	27,458	27,676
Freddie Mac Gold Pool 4.5% 10/1/2043	6,053	6,089
Freddie Mac Gold Pool 4.5% 10/1/2048	147,517	147,775
Freddie Mac Gold Pool 4.5% 10/1/2048	22,744	22,677
Freddie Mac Gold Pool 4.5% 11/1/2031	885	888
Freddie Mac Gold Pool 4.5% 11/1/2040	2,593	2,614
Freddie Mac Gold Pool 4.5% 11/1/2044	31,694	31,898
Freddie Mac Gold Pool 4.5% 12/1/2040	3,922	3,954
Freddie Mac Gold Pool 4.5% 12/1/2040	3,384	3,411
Freddie Mac Gold Pool 4.5% 12/1/2044	7,215	7,262
Freddie Mac Gold Pool 4.5% 12/1/2045	20,240	20,410
Freddie Mac Gold Pool 4.5% 12/1/2046	8,390	8,400
Freddie Mac Gold Pool 4.5% 2/1/2037	300	302
Freddie Mac Gold Pool 4.5% 2/1/2041	15,861	15,993
Freddie Mac Gold Pool 4.5% 2/1/2041	4,486	4,523
Freddie Mac Gold Pool 4.5% 2/1/2041	4,469	4,504
Freddie Mac Gold Pool 4.5% 2/1/2041	4,460	4,495
Freddie Mac Gold Pool 4.5% 2/1/2041	4,180	4,214
Freddie Mac Gold Pool 4.5% 2/1/2041	3,229	3,256
Freddie Mac Gold Pool 4.5% 2/1/2041	2,730	2,753
Freddie Mac Gold Pool 4.5% 2/1/2041	1,910	1,925
Freddie Mac Gold Pool 4.5% 2/1/2044	2,939	2,959
Freddie Mac Gold Pool 4.5% 2/1/2047	37,761	37,803
Freddie Mac Gold Pool 4.5% 3/1/2041	42,932	43,286
Freddie Mac Gold Pool 4.5% 3/1/2041	17,599	17,745
Freddie Mac Gold Pool 4.5% 3/1/2041	4,387	4,424
Freddie Mac Gold Pool 4.5% 3/1/2041	4,284	4,319
Freddie Mac Gold Pool 4.5% 3/1/2041	2,467	2,488
Freddie Mac Gold Pool 4.5% 3/1/2041	989	997
Freddie Mac Gold Pool 4.5% 3/1/2044	2,757	2,773
Freddie Mac Gold Pool 4.5% 4/1/2041	53,066	53,504
Freddie Mac Gold Pool 4.5% 4/1/2041	6,043	6,090
Freddie Mac Gold Pool 4.5% 4/1/2041	5,911	5,959
Freddie Mac Gold Pool 4.5% 5/1/2035	1,819	1,835
Freddie Mac Gold Pool 4.5% 5/1/2039	14,315	14,441
Freddie Mac Gold Pool 4.5% 5/1/2040	657	662
Freddie Mac Gold Pool 4.5% 5/1/2041	6,440	6,491
Freddie Mac Gold Pool 4.5% 5/1/2041	6,309	6,357
Freddie Mac Gold Pool 4.5% 5/1/2045	35,515	35,722
Freddie Mac Gold Pool 4.5% 5/1/2047	96,200	96,278
Freddie Mac Gold Pool 4.5% 5/1/2047	73,636	73,696
Freddie Mac Gold Pool 4.5% 5/1/2047	33,142	33,169
Freddie Mac Gold Pool 4.5% 6/1/2038	2,228	2,247
Freddie Mac Gold Pool 4.5% 6/1/2040	1,415	1,427
Freddie Mac Gold Pool 4.5% 6/1/2041	5,908	5,958
Freddie Mac Gold Pool 4.5% 6/1/2041	4,891	4,930
Freddie Mac Gold Pool 4.5% 6/1/2041	4,142	4,176
Freddie Mac Gold Pool 4.5% 6/1/2041	2,221	2,239
Freddie Mac Gold Pool 4.5% 6/1/2041	1,946	1,963
Freddie Mac Gold Pool 4.5% 6/1/2047	138,043	138,155
Freddie Mac Gold Pool 4.5% 6/1/2047	38,307	38,434
Freddie Mac Gold Pool 4.5% 7/1/2040	8,053	8,121
Freddie Mac Gold Pool 4.5% 7/1/2040	3,564	3,593
Freddie Mac Gold Pool 4.5% 7/1/2040	3,121	3,147
Freddie Mac Gold Pool 4.5% 7/1/2041	2,624	2,646
Freddie Mac Gold Pool 4.5% 7/1/2047	71,484	71,743
Freddie Mac Gold Pool 4.5% 7/1/2047	58,464	58,511
Freddie Mac Gold Pool 4.5% 7/1/2047	31,120	31,224
Freddie Mac Gold Pool 4.5% 8/1/2033	856	862
Freddie Mac Gold Pool 4.5% 8/1/2035	267	269
Freddie Mac Gold Pool 4.5% 8/1/2040	2,764	2,787
Freddie Mac Gold Pool 4.5% 8/1/2040	1,998	2,015
Freddie Mac Gold Pool 4.5% 8/1/2041	20,243	20,410
Freddie Mac Gold Pool 4.5% 8/1/2041	3,570	3,600
Freddie Mac Gold Pool 4.5% 8/1/2041	2,853	2,875
Freddie Mac Gold Pool 4.5% 8/1/2041	2,132	2,149
Freddie Mac Gold Pool 4.5% 9/1/2039	11,554	11,655
Freddie Mac Gold Pool 4.5% 9/1/2040	5,094	5,137
Freddie Mac Gold Pool 4.5% 9/1/2041	48,385	48,790
Freddie Mac Gold Pool 4.5% 9/1/2041	27,073	27,297
Freddie Mac Gold Pool 4.5% 9/1/2041	20,355	20,522
Freddie Mac Gold Pool 5% 1/1/2035	19,791	20,184
Freddie Mac Gold Pool 5% 1/1/2037	942	963
Freddie Mac Gold Pool 5% 1/1/2040	9,089	9,314
Freddie Mac Gold Pool 5% 10/1/2033	2,407	2,455
Freddie Mac Gold Pool 5% 10/1/2033	1,660	1,693
Freddie Mac Gold Pool 5% 10/1/2052	4,079,723	4,125,883
Freddie Mac Gold Pool 5% 11/1/2035	1,370	1,400
Freddie Mac Gold Pool 5% 11/1/2040	1,506	1,543
Freddie Mac Gold Pool 5% 11/1/2052	3,041,561	3,083,578
Freddie Mac Gold Pool 5% 12/1/2033	1,819	1,856
Freddie Mac Gold Pool 5% 12/1/2033	933	952
Freddie Mac Gold Pool 5% 12/1/2033	334	341
Freddie Mac Gold Pool 5% 12/1/2035	3,641	3,723
Freddie Mac Gold Pool 5% 12/1/2052	7,230,878	7,310,431
Freddie Mac Gold Pool 5% 12/1/2052	1,122,528	1,134,878
Freddie Mac Gold Pool 5% 12/1/2052	1,002,968	1,012,435
Freddie Mac Gold Pool 5% 2/1/2035	2,176	2,215
Freddie Mac Gold Pool 5% 2/1/2040	2,011	2,063
Freddie Mac Gold Pool 5% 3/1/2041	2,865	2,941
Freddie Mac Gold Pool 5% 4/1/2034	772	788
Freddie Mac Gold Pool 5% 4/1/2035	5,469	5,580
Freddie Mac Gold Pool 5% 4/1/2035	1,980	2,023
Freddie Mac Gold Pool 5% 4/1/2035	1,403	1,434
Freddie Mac Gold Pool 5% 4/1/2036	11,668	11,927
Freddie Mac Gold Pool 5% 4/1/2040	12,612	12,934
Freddie Mac Gold Pool 5% 5/1/2034	925	944
Freddie Mac Gold Pool 5% 5/1/2034	456	465
Freddie Mac Gold Pool 5% 5/1/2034	392	400
Freddie Mac Gold Pool 5% 5/1/2035	5,292	5,407
Freddie Mac Gold Pool 5% 5/1/2035	129	132
Freddie Mac Gold Pool 5% 5/1/2040	2,020	2,070
Freddie Mac Gold Pool 5% 5/1/2052	367,963	373,506
Freddie Mac Gold Pool 5% 6/1/2035	970	990
Freddie Mac Gold Pool 5% 6/1/2035	434	443
Freddie Mac Gold Pool 5% 6/1/2040	7,731	7,925
Freddie Mac Gold Pool 5% 6/1/2040	6,404	6,566
Freddie Mac Gold Pool 5% 6/1/2041	192,841	197,822
Freddie Mac Gold Pool 5% 6/1/2041	3,636	3,732
Freddie Mac Gold Pool 5% 6/1/2052	1,075,377	1,091,576
Freddie Mac Gold Pool 5% 7/1/2035	34,075	34,794
Freddie Mac Gold Pool 5% 7/1/2035	4,665	4,768
Freddie Mac Gold Pool 5% 7/1/2040	1,482	1,518
Freddie Mac Gold Pool 5% 7/1/2041	3,684	3,781
Freddie Mac Gold Pool 5% 7/1/2041	3,012	3,091
Freddie Mac Gold Pool 5% 7/1/2041	1,507	1,533
Freddie Mac Gold Pool 5% 7/1/2041	1,096	1,120
Freddie Mac Gold Pool 5% 8/1/2033	632	645
Freddie Mac Gold Pool 5% 8/1/2033	185	189
Freddie Mac Gold Pool 5% 8/1/2034	8,344	8,514
Freddie Mac Gold Pool 5% 8/1/2035	596	609
Freddie Mac Gold Pool 5% 8/1/2036	226	231
Freddie Mac Gold Pool 5% 8/1/2040	6,381	6,538
Freddie Mac Gold Pool 5% 9/1/2033	1,923	1,960
Freddie Mac Gold Pool 5% 9/1/2035	3,258	3,331
Freddie Mac Gold Pool 5% 9/1/2035	232	237
Freddie Mac Gold Pool 5% 9/1/2035	25	26
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)	11,741,865	12,100,033
Freddie Mac Gold Pool 6% 1/1/2032	473	491
Freddie Mac Gold Pool 6% 1/1/2032	289	300
Freddie Mac Gold Pool 6% 10/1/2032	240	250
Freddie Mac Gold Pool 6% 11/1/2029	25	26
Freddie Mac Gold Pool 6% 11/1/2031	314	326
Freddie Mac Gold Pool 6% 11/1/2032	2,603	2,705
Freddie Mac Gold Pool 6% 11/1/2053	156,168	161,561
Freddie Mac Gold Pool 6% 12/1/2032	125	131
Freddie Mac Gold Pool 6% 12/1/2037	7,259	7,714
Freddie Mac Gold Pool 6% 12/1/2037	1,851	1,962
Freddie Mac Gold Pool 6% 12/1/2052	1,365,076	1,419,464
Freddie Mac Gold Pool 6% 2/1/2055	1,192,032	1,242,226
Freddie Mac Gold Pool 6% 4/1/2031	242	250
Freddie Mac Gold Pool 6% 4/1/2033	828	862
Freddie Mac Gold Pool 6% 5/1/2029	44	46
Freddie Mac Gold Pool 6% 5/1/2033	5,823	6,030
Freddie Mac Gold Pool 6% 6/1/2031	83	86
Freddie Mac Gold Pool 6% 7/1/2029	34	35
Freddie Mac Gold Pool 6% 7/1/2032	623	646
Freddie Mac Gold Pool 6% 7/1/2033	800	836
Freddie Mac Gold Pool 6% 7/1/2037	544	577
Freddie Mac Gold Pool 6% 7/1/2039	4,095,678	4,247,858
Freddie Mac Gold Pool 6% 8/1/2037	6,114	6,465
Freddie Mac Gold Pool 6% 9/1/2033	4,745	4,948
Freddie Mac Gold Pool 6.5% 1/1/2032	1,912	1,998
Freddie Mac Gold Pool 6.5% 10/1/2032	1,798	1,888
Freddie Mac Gold Pool 6.5% 10/1/2053	10,303,012	10,833,953
Freddie Mac Gold Pool 6.5% 10/1/2053	10,227,295	10,741,550
Freddie Mac Gold Pool 6.5% 3/1/2036	17,037	17,843
Freddie Mac Gold Pool 6.5% 4/1/2032	178	186
Freddie Mac Gold Pool 6.5% 7/1/2032	47	49
Freddie Mac Gold Pool 6.5% 8/1/2032	695	728
Freddie Mac Gold Pool 6.5% 8/1/2032	467	490
Freddie Mac Gold Pool 6.5% 8/1/2032	456	479
Freddie Mac Gold Pool 6.5% 9/1/2039	23,779	25,510
Freddie Mac Gold Pool 6.5% 9/1/2053	761,182	802,133
Freddie Mac Gold Pool 6.5% 9/1/2053	738,351	775,939
Freddie Mac Gold Pool 7% 1/1/2036	955	1,011
Freddie Mac Gold Pool 7% 11/1/2034	1,573	1,664
Freddie Mac Gold Pool 7% 11/1/2034	1,398	1,489
Freddie Mac Gold Pool 7% 12/1/2026	40	40
Freddie Mac Gold Pool 7% 4/1/2032	578	607
Freddie Mac Gold Pool 7% 4/1/2032	272	288
Freddie Mac Gold Pool 7% 7/1/2029	2,285	2,394
Freddie Mac Gold Pool 7% 8/1/2026	95	95
Freddie Mac Gold Pool 7% 9/1/2026	151	152
Freddie Mac Gold Pool 7% 9/1/2035	3,941	4,178
Freddie Mac Gold Pool 7.5% 1/1/2027	4	4
Freddie Mac Gold Pool 7.5% 11/1/2030	22	23
Freddie Mac Gold Pool 8% 2/1/2030	7	8
Freddie Mac Gold Pool 8% 7/1/2030	68	71
Freddie Mac Gold Pool 8% 8/1/2030	153	160
Freddie Mac Gold Pool 8.5% 5/1/2027	2	1
Freddie Mac Gold Pool 8.5% 8/1/2026	3	3
Freddie Mac Gold Pool 8.5% 8/1/2027	50	51
Freddie Mac Gold Pool 8.5% 8/1/2027	2	1
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.116% 1/1/2036 (c)(d)	3,992	4,056
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.987% 3/1/2036 (c)(d)	3,446	3,511
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (c)(d)	2,626	2,695
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (c)(d)	16,971	17,422
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (c)(d)	24,695	25,640
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (c)(d)	6,290	6,543
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (c)(d)	121,858	126,864
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	1,826	1,890
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (c)(d)	283,974	296,191
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	14,448	15,093
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	2,684	2,801
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	2,919	3,047
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	37,185	38,830
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	26,097	27,259
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (c)(d)	33,468	34,953
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (c)(d)	65,748	68,472
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (c)(d)	1,491	1,555
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	1,007	1,030
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (c)(d)	64,992	67,372
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (c)(d)	18,940	19,240
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (c)(d)	6,302	6,435
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (c)(d)	3,587	3,651
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.465% 3/1/2035 (c)(d)	7,450	7,612
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (c)(d)	110,888	113,771
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (c)(d)	1,230	1,236
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.165% 7/1/2035 (c)(d)	2,979	3,032
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (c)(d)	4,157	4,244
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (c)(d)	12,056	12,282
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.607% 10/1/2035 (c)(d)	14,588	14,930
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.51% 5/1/2037 (c)(d)	2,932	3,019
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (c)(d)	6,065	6,237
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	120	126
Freddie Mac Non Gold Pool 6% 6/1/2053	3,251,044	3,378,541
Freddie Mac Non Gold Pool 6% 6/1/2053	3,213,016	3,332,997
Freddie Mac Non Gold Pool 6% 6/1/2053	2,677,244	2,781,402
Freddie Mac Non Gold Pool 6% 7/1/2053	2,841,707	2,953,151
Freddie Mac Non Gold Pool 6% 7/1/2053	2,467,544	2,563,543
Freddie Mac Non Gold Pool 6% 9/1/2053	367,746	380,444
Ginnie Mae I Pool 2.5% 8/20/2051	15,917,284	13,718,362
Ginnie Mae I Pool 2.5% 8/20/2051	4,135,791	3,564,444
Ginnie Mae I Pool 2.5% 9/20/2051	4,980,307	4,289,180
Ginnie Mae I Pool 2.5% 9/20/2051	4,145,182	3,569,947
Ginnie Mae I Pool 3% 12/15/2042	40,180	37,094
Ginnie Mae I Pool 3% 12/20/2042	49,979	46,288
Ginnie Mae I Pool 3% 2/15/2045	21,392	19,615
Ginnie Mae I Pool 3% 2/15/2045	21,034	19,242
Ginnie Mae I Pool 3% 2/20/2050	167,908	151,510
Ginnie Mae I Pool 3% 3/15/2045	34,513	31,583
Ginnie Mae I Pool 3% 3/20/2043	32,457	30,073
Ginnie Mae I Pool 3% 3/20/2043	13,349	12,377
Ginnie Mae I Pool 3% 4/15/2043	5,466	5,032
Ginnie Mae I Pool 3% 4/15/2043	4,431	4,095
Ginnie Mae I Pool 3% 4/15/2045	13,334	12,190
Ginnie Mae I Pool 3% 5/15/2042	5,910	5,480
Ginnie Mae I Pool 3% 5/15/2043	3,359	3,107
Ginnie Mae I Pool 3% 6/15/2043	5,311	4,884
Ginnie Mae I Pool 3% 6/15/2043	5,096	4,720
Ginnie Mae I Pool 3% 6/15/2043	2,622	2,446
Ginnie Mae I Pool 3.5% 1/15/2042	17,871	16,927
Ginnie Mae I Pool 3.5% 1/15/2042	15,441	14,656
Ginnie Mae I Pool 3.5% 1/15/2043	19,787	18,764
Ginnie Mae I Pool 3.5% 11/15/2040	2,386	2,274
Ginnie Mae I Pool 3.5% 11/15/2042	44,999	42,692
Ginnie Mae I Pool 3.5% 12/15/2041	17,308	16,428
Ginnie Mae I Pool 3.5% 12/15/2041	15,857	15,037
Ginnie Mae I Pool 3.5% 12/15/2041	9,775	9,307
Ginnie Mae I Pool 3.5% 12/20/2049	19,520	18,065
Ginnie Mae I Pool 3.5% 12/20/2049	8,909	8,226
Ginnie Mae I Pool 3.5% 12/20/2049	6,925	6,411
Ginnie Mae I Pool 3.5% 12/20/2049	2,069	1,913
Ginnie Mae I Pool 3.5% 2/15/2042	18,843	17,911
Ginnie Mae I Pool 3.5% 2/15/2042	15,582	14,770
Ginnie Mae I Pool 3.5% 2/15/2042	14,003	13,267
Ginnie Mae I Pool 3.5% 2/15/2042	6,537	6,217
Ginnie Mae I Pool 3.5% 2/15/2043	86,374	82,081
Ginnie Mae I Pool 3.5% 2/15/2043	4,112	3,901
Ginnie Mae I Pool 3.5% 2/15/2044	13,170	12,414
Ginnie Mae I Pool 3.5% 2/20/2043	26,500	25,209
Ginnie Mae I Pool 3.5% 3/15/2042	4,001	3,818
Ginnie Mae I Pool 3.5% 3/15/2042	1,806	1,717
Ginnie Mae I Pool 3.5% 3/20/2043	11,379	10,825
Ginnie Mae I Pool 3.5% 4/15/2043	74,281	70,605
Ginnie Mae I Pool 3.5% 4/15/2043	14,017	13,250
Ginnie Mae I Pool 3.5% 5/15/2042	5,085	4,849
Ginnie Mae I Pool 3.5% 5/15/2043	3,283	3,126
Ginnie Mae I Pool 3.5% 5/20/2046	13,658	12,742
Ginnie Mae I Pool 3.5% 5/20/2046	7,927	7,396
Ginnie Mae I Pool 3.5% 5/20/2046	6,056	5,651
Ginnie Mae I Pool 3.5% 5/20/2046	5,859	5,467
Ginnie Mae I Pool 3.5% 5/20/2046	3,651	3,400
Ginnie Mae I Pool 3.5% 6/15/2043	5,028	4,749
Ginnie Mae I Pool 3.5% 6/15/2043	4,561	4,326
Ginnie Mae I Pool 3.5% 6/15/2043	2,582	2,465
Ginnie Mae I Pool 3.5% 6/20/2046	28,465	26,557
Ginnie Mae I Pool 3.5% 6/20/2046	8,671	8,090
Ginnie Mae I Pool 3.5% 6/20/2046	8,654	8,074
Ginnie Mae I Pool 3.5% 6/20/2046	7,950	7,417
Ginnie Mae I Pool 3.5% 6/20/2046	7,643	7,131
Ginnie Mae I Pool 3.5% 6/20/2046	4,638	4,327
Ginnie Mae I Pool 3.5% 7/15/2042	12,676	12,029
Ginnie Mae I Pool 3.5% 7/15/2042	4,297	4,078
Ginnie Mae I Pool 3.5% 7/15/2042	1,257	1,192
Ginnie Mae I Pool 3.5% 7/15/2043	2,677	2,534
Ginnie Mae I Pool 3.5% 7/20/2043	23,748	22,496
Ginnie Mae I Pool 3.5% 7/20/2046	253,621	236,623
Ginnie Mae I Pool 3.5% 8/15/2042	1,282	1,215
Ginnie Mae I Pool 3.5% 9/15/2042	3,526	3,339
Ginnie Mae I Pool 3.5% 9/15/2042	1,471	1,394
Ginnie Mae I Pool 4% 1/15/2041	16,162	15,774
Ginnie Mae I Pool 4% 1/15/2042	1,416	1,380
Ginnie Mae I Pool 4% 1/15/2047	11,250	10,829
Ginnie Mae I Pool 4% 1/15/2047	10,830	10,424
Ginnie Mae I Pool 4% 1/15/2047	8,325	8,014
Ginnie Mae I Pool 4% 1/15/2047	3,967	3,819
Ginnie Mae I Pool 4% 10/15/2040	18,380	17,946
Ginnie Mae I Pool 4% 10/15/2040	15,972	15,602
Ginnie Mae I Pool 4% 10/15/2040	15,400	15,037
Ginnie Mae I Pool 4% 10/15/2040	1,951	1,906
Ginnie Mae I Pool 4% 10/15/2041	34,656	33,769
Ginnie Mae I Pool 4% 10/15/2041	16,182	15,784
Ginnie Mae I Pool 4% 10/15/2041	11,934	11,646
Ginnie Mae I Pool 4% 10/15/2041	8,881	8,665
Ginnie Mae I Pool 4% 10/15/2041	6,171	6,014
Ginnie Mae I Pool 4% 10/15/2041	5,967	5,829
Ginnie Mae I Pool 4% 10/15/2041	4,598	4,476
Ginnie Mae I Pool 4% 10/15/2041	3,074	2,997
Ginnie Mae I Pool 4% 10/15/2041	723	704
Ginnie Mae I Pool 4% 10/20/2042	58,053	56,497
Ginnie Mae I Pool 4% 11/15/2040	4,556	4,447
Ginnie Mae I Pool 4% 11/15/2041	30,012	29,269
Ginnie Mae I Pool 4% 12/15/2039	9,238	9,027
Ginnie Mae I Pool 4% 12/15/2040	2,148	2,103
Ginnie Mae I Pool 4% 12/15/2041	13,967	13,627
Ginnie Mae I Pool 4% 12/15/2041	9,613	9,366
Ginnie Mae I Pool 4% 12/15/2041	5,585	5,443
Ginnie Mae I Pool 4% 12/15/2041	3,651	3,558
Ginnie Mae I Pool 4% 12/15/2041	645	629
Ginnie Mae I Pool 4% 12/15/2046	2,453	2,365
Ginnie Mae I Pool 4% 2/15/2040	13,559	13,241
Ginnie Mae I Pool 4% 2/15/2040	9,248	9,041
Ginnie Mae I Pool 4% 2/15/2040	9,075	8,861
Ginnie Mae I Pool 4% 2/15/2041	3,882	3,791
Ginnie Mae I Pool 4% 2/15/2041	2,778	2,708
Ginnie Mae I Pool 4% 2/15/2042	4,283	4,173
Ginnie Mae I Pool 4% 2/15/2045	14,929	14,479
Ginnie Mae I Pool 4% 3/15/2040	68,342	66,757
Ginnie Mae I Pool 4% 3/15/2041	34,320	33,516
Ginnie Mae I Pool 4% 3/15/2042	15,386	14,986
Ginnie Mae I Pool 4% 3/15/2042	3,052	2,970
Ginnie Mae I Pool 4% 3/20/2047	29,992	29,122
Ginnie Mae I Pool 4% 4/15/2043	14,411	14,014
Ginnie Mae I Pool 4% 4/15/2046	96,070	93,113
Ginnie Mae I Pool 4% 4/20/2048	13,127	12,602
Ginnie Mae I Pool 4% 4/20/2048	12,069	11,587
Ginnie Mae I Pool 4% 5/15/2045	13,966	13,527
Ginnie Mae I Pool 4% 5/20/2049	23,050	22,014
Ginnie Mae I Pool 4% 6/15/2041	3,214	3,135
Ginnie Mae I Pool 4% 6/15/2042	3,384	3,291
Ginnie Mae I Pool 4% 6/15/2045	3,727	3,616
Ginnie Mae I Pool 4% 7/15/2041	900	877
Ginnie Mae I Pool 4% 7/15/2045	10,172	9,850
Ginnie Mae I Pool 4% 7/15/2046	7,536	7,266
Ginnie Mae I Pool 4% 7/15/2046	6,040	5,823
Ginnie Mae I Pool 4% 8/15/2039	2,513	2,459
Ginnie Mae I Pool 4% 9/15/2039	2,723	2,668
Ginnie Mae I Pool 4% 9/15/2041	14,086	13,733
Ginnie Mae I Pool 4.5% 11/15/2039	10,527	10,551
Ginnie Mae I Pool 4.5% 11/15/2039	3,995	4,006
Ginnie Mae I Pool 4.5% 11/15/2039	2,633	2,641
Ginnie Mae I Pool 4.5% 11/15/2039	1,468	1,473
Ginnie Mae I Pool 4.5% 12/15/2039	2,962	2,971
Ginnie Mae I Pool 4.5% 2/15/2040	8,569	8,593
Ginnie Mae I Pool 4.5% 2/15/2040	8,041	8,057
Ginnie Mae I Pool 4.5% 2/15/2040	5,841	5,857
Ginnie Mae I Pool 4.5% 2/15/2040	4,572	4,584
Ginnie Mae I Pool 4.5% 2/15/2040	3,660	3,672
Ginnie Mae I Pool 4.5% 2/15/2040	2,886	2,893
Ginnie Mae I Pool 4.5% 2/15/2040	2,546	2,554
Ginnie Mae I Pool 4.5% 3/15/2040	20,342	20,399
Ginnie Mae I Pool 4.5% 3/15/2040	2,225	2,231
Ginnie Mae I Pool 4.5% 3/15/2041	47,452	47,560
Ginnie Mae I Pool 4.5% 3/15/2041	1,279	1,282
Ginnie Mae I Pool 4.5% 4/15/2040	8,877	8,902
Ginnie Mae I Pool 4.5% 5/15/2039	1,626	1,631
Ginnie Mae I Pool 4.5% 5/15/2040	10,668	10,697
Ginnie Mae I Pool 4.5% 5/15/2040	1,230	1,233
Ginnie Mae I Pool 4.5% 6/15/2039	5,566	5,584
Ginnie Mae I Pool 4.5% 6/15/2039	5,191	5,206
Ginnie Mae I Pool 4.5% 6/15/2040	39,887	39,972
Ginnie Mae I Pool 4.5% 6/15/2040	23,381	23,446
Ginnie Mae I Pool 4.5% 6/15/2040	10,806	10,834
Ginnie Mae I Pool 4.5% 6/15/2040	5,961	5,977
Ginnie Mae I Pool 4.5% 6/15/2040	5,767	5,783
Ginnie Mae I Pool 4.5% 6/15/2040	5,004	5,018
Ginnie Mae I Pool 4.5% 6/15/2040	4,627	4,639
Ginnie Mae I Pool 4.5% 6/15/2041	74,152	74,334
Ginnie Mae I Pool 4.5% 7/15/2039	4,517	4,531
Ginnie Mae I Pool 4.5% 7/15/2040	17,363	17,410
Ginnie Mae I Pool 4.5% 7/15/2040	15,421	15,464
Ginnie Mae I Pool 4.5% 7/15/2040	11,783	11,816
Ginnie Mae I Pool 4.5% 7/15/2040	8,949	8,974
Ginnie Mae I Pool 4.5% 7/15/2040	8,276	8,298
Ginnie Mae I Pool 4.5% 7/15/2040	7,598	7,617
Ginnie Mae I Pool 4.5% 7/15/2040	856	858
Ginnie Mae I Pool 4.5% 8/15/2039	46,046	46,180
Ginnie Mae I Pool 4.5% 8/15/2039	28,937	29,022
Ginnie Mae I Pool 4.5% 8/15/2039	23,291	23,360
Ginnie Mae I Pool 4.5% 8/15/2039	9,420	9,447
Ginnie Mae I Pool 4.5% 8/15/2039	4,923	4,938
Ginnie Mae I Pool 4.5% 8/15/2039	761	763
Ginnie Mae I Pool 4.5% 8/15/2040	2,595	2,602
Ginnie Mae I Pool 4.5% 9/15/2039	8,554	8,579
Ginnie Mae I Pool 4.5% 9/15/2039	4,174	4,186
Ginnie Mae I Pool 5% 10/15/2039	3,230	3,299
Ginnie Mae I Pool 5% 10/15/2039	2,463	2,516
Ginnie Mae I Pool 5% 10/15/2039	1,967	2,009
Ginnie Mae I Pool 5% 10/15/2039	1,284	1,312
Ginnie Mae I Pool 5% 11/15/2039	3,012	3,078
Ginnie Mae I Pool 5% 12/15/2039	3,129	3,197
Ginnie Mae I Pool 5% 12/15/2039	1,807	1,846
Ginnie Mae I Pool 5% 2/15/2039	581	593
Ginnie Mae I Pool 5% 3/15/2041	3,035	3,103
Ginnie Mae I Pool 5% 4/15/2040	29,782	30,426
Ginnie Mae I Pool 5% 4/15/2040	22,457	22,940
Ginnie Mae I Pool 5% 4/15/2041	4,534	4,637
Ginnie Mae I Pool 5% 4/20/2048	279,859	286,240
Ginnie Mae I Pool 5% 5/15/2039	7,405	7,561
Ginnie Mae I Pool 5% 5/15/2039	3,527	3,602
Ginnie Mae I Pool 5% 6/15/2040	66,086	67,514
Ginnie Mae I Pool 5% 6/15/2040	1,684	1,720
Ginnie Mae I Pool 5% 6/15/2040	1,190	1,216
Ginnie Mae I Pool 5% 6/15/2041	489	500
Ginnie Mae I Pool 5% 7/15/2039	5,552	5,669
Ginnie Mae I Pool 5% 7/15/2039	3,085	3,151
Ginnie Mae I Pool 5% 7/15/2040	4,111	4,200
Ginnie Mae I Pool 5% 7/15/2040	3,198	3,267
Ginnie Mae I Pool 5% 7/15/2040	1,720	1,757
Ginnie Mae I Pool 5% 8/15/2039	2,817	2,877
Ginnie Mae I Pool 5% 8/15/2039	2,356	2,406
Ginnie Mae I Pool 5% 8/15/2040	5,660	5,783
Ginnie Mae I Pool 5% 8/15/2040	4,921	5,028
Ginnie Mae I Pool 5% 8/15/2040	4,242	4,335
Ginnie Mae I Pool 5% 9/15/2039	18,100	18,483
Ginnie Mae I Pool 5% 9/15/2039	4,195	4,284
Ginnie Mae I Pool 5% 9/15/2039	2,640	2,697
Ginnie Mae I Pool 5% 9/15/2039	1,139	1,163
Ginnie Mae I Pool 5% 9/15/2040	3,117	3,185
Ginnie Mae I Pool 5% 9/15/2040	2,026	2,071
Ginnie Mae I Pool 5% 9/15/2041	50,363	51,441
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(c)	1,188	1,184
Ginnie Mae I Pool 5.5% 1/15/2039	3,046	3,150
Ginnie Mae I Pool 5.5% 10/15/2035	2,425	2,497
Ginnie Mae I Pool 5.5% 3/15/2039	546	565
Ginnie Mae I Pool 5.5% 7/15/2038	481	493
Ginnie Mae I Pool 5.5% 9/15/2039	15,099	15,628
Ginnie Mae I Pool 5.5% 9/15/2039	10,625	10,996
Ginnie Mae I Pool 6% 5/15/2040	38,832	40,739
Ginnie Mae I Pool 6% 6/15/2036	974,813	1,019,479
Ginnie Mae I Pool 6.5% 10/15/2034	1,579	1,678
Ginnie Mae I Pool 6.5% 11/15/2034	444	463
Ginnie Mae I Pool 6.5% 8/15/2034	2,019	2,140
Ginnie Mae I Pool 6.5% 8/15/2036	340	362
Ginnie Mae I Pool 6.5% 9/15/2034	679	719
Ginnie Mae I Pool 7% 1/15/2028	21	21
Ginnie Mae I Pool 7% 1/15/2029	14	15
Ginnie Mae I Pool 7% 1/15/2031	56	57
Ginnie Mae I Pool 7% 1/15/2032	316	327
Ginnie Mae I Pool 7% 10/15/2028	112	113
Ginnie Mae I Pool 7% 12/15/2028	20	21
Ginnie Mae I Pool 7% 2/15/2028	23	23
Ginnie Mae I Pool 7% 2/15/2028	17	17
Ginnie Mae I Pool 7% 2/15/2032	307	313
Ginnie Mae I Pool 7% 3/15/2028	26	27
Ginnie Mae I Pool 7% 3/15/2028	24	24
Ginnie Mae I Pool 7% 3/15/2028	15	15
Ginnie Mae I Pool 7% 3/15/2031	29	30
Ginnie Mae I Pool 7% 3/15/2031	21	21
Ginnie Mae I Pool 7% 3/15/2032	181	187
Ginnie Mae I Pool 7% 4/15/2028	45	45
Ginnie Mae I Pool 7% 4/15/2028	28	29
Ginnie Mae I Pool 7% 4/15/2028	11	11
Ginnie Mae I Pool 7% 4/15/2032	146	151
Ginnie Mae I Pool 7% 4/15/2032	32	33
Ginnie Mae I Pool 7% 4/20/2032	3,216	3,350
Ginnie Mae I Pool 7% 5/15/2031	89	91
Ginnie Mae I Pool 7% 5/15/2032	82	85
Ginnie Mae I Pool 7% 6/15/2028	55	55
Ginnie Mae I Pool 7% 6/15/2028	50	51
Ginnie Mae I Pool 7% 6/15/2028	15	16
Ginnie Mae I Pool 7% 6/15/2028	12	12
Ginnie Mae I Pool 7% 6/15/2031	231	239
Ginnie Mae I Pool 7% 6/15/2032	36	37
Ginnie Mae I Pool 7% 7/15/2028	54	55
Ginnie Mae I Pool 7% 7/15/2032	51	53
Ginnie Mae I Pool 7% 8/15/2031	148	153
Ginnie Mae I Pool 7% 8/15/2032	67	69
Ginnie Mae I Pool 7% 9/15/2028	45	46
Ginnie Mae I Pool 7% 9/15/2031	117	121
Ginnie Mae I Pool 7% 9/15/2031	13	13
Ginnie Mae I Pool 7.5% 1/15/2031	22	23
Ginnie Mae I Pool 7.5% 10/15/2027	77	78
Ginnie Mae I Pool 7.5% 3/15/2028	818	833
Ginnie Mae I Pool 7.5% 4/15/2027	21	21
Ginnie Mae I Pool 7.5% 4/15/2027	2	2
Ginnie Mae I Pool 7.5% 5/15/2027	14	14
Ginnie Mae I Pool 7.5% 6/15/2027	48	48
Ginnie Mae I Pool 7.5% 7/15/2027	32	32
Ginnie Mae I Pool 7.5% 7/15/2027	3	3
Ginnie Mae I Pool 7.5% 7/15/2028	122	125
Ginnie Mae I Pool 7.5% 7/15/2029	23	24
Ginnie Mae I Pool 7.5% 8/15/2027	14	14
Ginnie Mae I Pool 7.5% 8/15/2028	24	25
Ginnie Mae I Pool 7.5% 9/15/2027	73	74
Ginnie Mae I Pool 7.5% 9/15/2028	73	75
Ginnie Mae I Pool 7.5% 9/15/2028	15	15
Ginnie Mae I Pool 8% 12/15/2027	43	44
Ginnie Mae I Pool 8% 12/15/2027	14	14
Ginnie Mae I Pool 8% 7/15/2027	14	14
Ginnie Mae I Pool 8% 8/15/2027	5	5
Ginnie Mae I Pool 8% 8/15/2027	4	4
Ginnie Mae I Pool 8.5% 1/15/2031	214	223
Ginnie Mae I Pool 8.5% 7/15/2030	18	18
Ginnie Mae I Pool 8.5% 8/15/2029	14	15
Ginnie Mae II Pool 2% 1/20/2051	11,879,156	9,906,873
Ginnie Mae II Pool 2% 1/20/2052	1,125,819	938,901
Ginnie Mae II Pool 2% 10/20/2050	7,949,207	6,632,887
Ginnie Mae II Pool 2% 11/20/2050	5,193,959	4,334,858
Ginnie Mae II Pool 2% 12/20/2050	11,924,764	9,943,977
Ginnie Mae II Pool 2% 2/20/2051	365,071	304,359
Ginnie Mae II Pool 2% 4/20/2051	127,689	106,449
Ginnie Mae II Pool 2% 9/20/2050	1,893,697	1,582,248
Ginnie Mae II Pool 2.5% 12/20/2051	156,160	135,637
Ginnie Mae II Pool 2.5% 6/20/2051	5,041,821	4,378,396
Ginnie Mae II Pool 2.5% 7/20/2051	463,561	402,563
Ginnie Mae II Pool 3% 1/20/2043	264,532	246,124
Ginnie Mae II Pool 3% 10/20/2043	21,323	19,787
Ginnie Mae II Pool 3% 12/20/2042	23,212	21,596
Ginnie Mae II Pool 3% 8/20/2042	3,669	3,416
Ginnie Mae II Pool 3.5% 1/20/2042	2,355	2,247
Ginnie Mae II Pool 3.5% 1/20/2044	3,570	3,388
Ginnie Mae II Pool 3.5% 11/20/2041	108,912	103,968
Ginnie Mae II Pool 3.5% 12/20/2041	46,939	44,809
Ginnie Mae II Pool 3.5% 2/20/2043	21,362	20,331
Ginnie Mae II Pool 3.5% 3/20/2043	26,303	25,028
Ginnie Mae II Pool 3.5% 3/20/2044	4,001	3,796
Ginnie Mae II Pool 3.5% 4/20/2043	28,515	27,127
Ginnie Mae II Pool 3.5% 5/20/2043	271,122	256,752
Ginnie Mae II Pool 3.5% 5/20/2046	11,815	11,024
Ginnie Mae II Pool 3.5% 5/20/2046	3,390	3,163
Ginnie Mae II Pool 3.5% 6/20/2043	53,493	50,868
Ginnie Mae II Pool 3.5% 9/20/2043	315,787	300,004
Ginnie Mae II Pool 4% 1/20/2041	1,717	1,682
Ginnie Mae II Pool 4% 1/20/2042	14,158	13,847
Ginnie Mae II Pool 4% 1/20/2046	3,018	2,931
Ginnie Mae II Pool 4% 10/20/2040	15,174	14,864
Ginnie Mae II Pool 4% 10/20/2041	252,715	247,253
Ginnie Mae II Pool 4% 10/20/2044	152,749	148,665
Ginnie Mae II Pool 4% 11/20/2040	190,616	186,684
Ginnie Mae II Pool 4% 11/20/2041	8,405	8,221
Ginnie Mae II Pool 4% 11/20/2044	330,159	321,293
Ginnie Mae II Pool 4% 12/20/2044	8,911	8,672
Ginnie Mae II Pool 4% 12/20/2045	3,405	3,308
Ginnie Mae II Pool 4% 2/20/2041	4,055	3,971
Ginnie Mae II Pool 4% 3/20/2041	15,949	15,619
Ginnie Mae II Pool 4% 3/20/2047	3,343,525	3,246,512
Ginnie Mae II Pool 4% 4/20/2042	51,184	50,039
Ginnie Mae II Pool 4% 4/20/2047	682,924	662,255
Ginnie Mae II Pool 4% 5/20/2046	46,888	45,601
Ginnie Mae II Pool 4% 6/20/2045	149,368	145,229
Ginnie Mae II Pool 4% 7/20/2044	8,273	8,055
Ginnie Mae II Pool 4% 8/20/2041	1,768	1,730
Ginnie Mae II Pool 4% 8/20/2043	18,814	18,354
Ginnie Mae II Pool 4% 8/20/2044	21,314	20,752
Ginnie Mae II Pool 4% 8/20/2045	488,118	474,314
Ginnie Mae II Pool 4% 9/20/2040	69,151	67,735
Ginnie Mae II Pool 4.5% 1/20/2041	17,497	17,551
Ginnie Mae II Pool 4.5% 10/20/2039	2,643	2,608
Ginnie Mae II Pool 4.5% 10/20/2040	37,208	36,709
Ginnie Mae II Pool 4.5% 10/20/2040	3,740	3,751
Ginnie Mae II Pool 4.5% 11/20/2040	15,618	15,396
Ginnie Mae II Pool 4.5% 11/20/2040	3,751	3,763
Ginnie Mae II Pool 4.5% 12/20/2039	14,733	14,540
Ginnie Mae II Pool 4.5% 12/20/2040	7,452	7,347
Ginnie Mae II Pool 4.5% 2/20/2041	62,838	63,032
Ginnie Mae II Pool 4.5% 2/20/2041	645	636
Ginnie Mae II Pool 4.5% 3/20/2036	1,300	1,305
Ginnie Mae II Pool 4.5% 3/20/2041	4,108	4,121
Ginnie Mae II Pool 4.5% 4/20/2040	6,990	6,894
Ginnie Mae II Pool 4.5% 4/20/2041	38,047	38,164
Ginnie Mae II Pool 4.5% 5/20/2040	4,340	4,354
Ginnie Mae II Pool 4.5% 5/20/2041	163,004	163,504
Ginnie Mae II Pool 4.5% 6/20/2033	597	599
Ginnie Mae II Pool 4.5% 6/20/2039	2,909	2,871
Ginnie Mae II Pool 4.5% 6/20/2040	6,791	6,703
Ginnie Mae II Pool 4.5% 6/20/2041	102,378	102,686
Ginnie Mae II Pool 4.5% 7/20/2039	590	586
Ginnie Mae II Pool 4.5% 7/20/2040	7,190	7,213
Ginnie Mae II Pool 4.5% 7/20/2040	596	589
Ginnie Mae II Pool 4.5% 8/20/2040	950	953
Ginnie Mae II Pool 4.5% 9/20/2040	38,712	38,834
Ginnie Mae II Pool 5% 9/20/2033	27,632	28,057
Ginnie Mae II Pool 5.5% 1/1/2056 (h)	15,600,000	15,744,422
Ginnie Mae II Pool 5.5% 12/1/2055 (h)	20,850,000	21,061,757
Ginnie Mae II Pool 5.5% 12/20/2054	807,972	816,955
Ginnie Mae II Pool 6% 1/1/2056 (h)	11,175,000	11,391,079
Ginnie Mae II Pool 6% 11/20/2031	769	794
Ginnie Mae II Pool 6% 12/1/2055 (h)	25,350,000	25,831,255
Ginnie Mae II Pool 6% 12/20/2054	772,304	787,025
Ginnie Mae II Pool 6% 2/1/2056 (h)	6,825,000	6,952,169
Ginnie Mae II Pool 6% 5/20/2032	3,561	3,687
Ginnie Mae II Pool 6.5% 11/20/2031	134	138
Ginnie Mae II Pool 6.5% 3/20/2031	169	174
Ginnie Mae II Pool 7% 2/20/2032	985	1,028
Ginnie Mae II Pool 7% 3/20/2032	488	508
Uniform Mortgage Backed Securities 2% 12/1/2055 (h)	14,975,000	12,190,586
Uniform Mortgage Backed Securities 3% 12/1/2055 (h)	3,550,000	3,153,121
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (h)	25,000,000	23,125,000
TOTAL UNITED STATES		504,558,230
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $509,730,366)		504,558,230

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 5.25% 9/15/2039	2,235,000	2,405,790
Tennessee Valley Authority 5.375% 4/1/2056	2,737,000	2,825,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,050,633)		5,231,480

U.S. Treasury Obligations - 51.2%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	1.96 to 2.08	33,422,000	19,796,007
US Treasury Bonds 2.375% 2/15/2042	3.19	353,100	264,887
US Treasury Bonds 2.5% 2/15/2045	3.00	6,150,700	4,457,816
US Treasury Bonds 2.875% 5/15/2049	2.57 to 2.59	4,458,100	3,286,107
US Treasury Bonds 3% 2/15/2049	2.99 to 3.01	95,773,600	72,454,973
US Treasury Bonds 3.625% 2/15/2053	3.81 to 3.85	64,509,000	53,817,137
US Treasury Bonds 4.125% 8/15/2044	4.66 to 4.73	17,670,000	16,566,315
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.27	85,314,000	83,164,488
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.84	30,840,000	30,852,047
US Treasury Bonds 5% 5/15/2045	4.87	660,000	691,866
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.63	4,096,694	4,000,834
US Treasury Notes 1.125% 8/31/2028	1.14 to 1.33	94,478,000	88,661,699
US Treasury Notes 2.5% 3/31/2027	2.69	19,670,000	19,396,464
US Treasury Notes 2.625% 5/31/2027	2.82 to 2.92	45,180,000	44,569,364
US Treasury Notes 2.625% 7/31/2029	2.83	25,679,000	24,875,528
US Treasury Notes 2.75% 4/30/2027	2.95	34,960,000	34,569,431
US Treasury Notes 2.75% 7/31/2027	2.71	5,260,000	5,193,017
US Treasury Notes 2.75% 8/15/2032	3.98	1,800,000	1,691,648
US Treasury Notes 3.5% 1/31/2028	3.87	5,750,000	5,750,000
US Treasury Notes 3.5% 10/31/2027	3.58	24,689,700	24,683,913
US Treasury Notes 3.75% 10/31/2032	3.89	6,700,000	6,684,297
US Treasury Notes 3.75% 5/15/2028	3.77	13,520,000	13,603,696
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.90	55,440,000	55,816,820
US Treasury Notes 3.75% 6/30/2030	4.04	26,780,000	26,960,974
US Treasury Notes 3.75% 8/31/2031	3.65 to 3.68	17,180,000	17,239,727
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.81	30,820,000	30,698,498
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	5,660,000	5,757,281
US Treasury Notes 4% 7/31/2030	4.18	6,990,000	7,110,687
US Treasury Notes 4.125% 11/15/2027	4.20	28,520,000	28,846,420
US Treasury Notes 4.125% 11/30/2031	4.13	6,510,000	6,655,712
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	19,000,000	19,413,398
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	11,000,000	11,237,174
US Treasury Notes 4.125% 8/31/2030	4.19	1,950,000	1,994,027
US Treasury Notes 4.25% 1/15/2028	4.29	11,780,000	11,958,081
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.31	30,560,000	31,451,731
US Treasury Notes 4.25% 6/30/2031	3.99	4,940,000	5,084,920
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.23	6,200,000	6,320,125
US Treasury Notes 4.375% 12/15/2026	4.43	350,000	352,666
US Treasury Notes 4.375% 7/15/2027	4.24	3,530,000	3,576,123
US Treasury Notes 4.625% 2/15/2035	4.39	2,880,000	3,025,687
TOTAL U.S. TREASURY OBLIGATIONS (Cost $878,656,716)			832,531,585

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $65,671,665)	4.02	65,660,685	65,673,817

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	8,400,000	257,169
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	4,850,000	166,806
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,850,000	169,759
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	11,190,000	349,391
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	4,800,000	59,288

TOTAL PUT SWAPTIONS			1,002,413
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	4,850,000	157,199
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	8,400,000	308,539
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	4,800,000	162,139
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,850,000	153,838
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	11,190,000	407,039

TOTAL CALL SWAPTIONS			1,188,754
TOTAL PURCHASED SWAPTIONS (Cost $2,499,698)			2,191,167

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $1,788,820,975)	1,740,434,598
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(111,964,174)
NET ASSETS - 100.0%	1,628,470,424

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 12/1/2055	(20,850,000)	(21,061,757)
Ginnie Mae II Pool 6% 1/1/2056	(4,200,000)	(4,281,210)
Ginnie Mae II Pool 6% 12/1/2055	(25,350,000)	(25,831,255)
Uniform Mortgage Backed Securities 2% 1/1/2056	(14,975,000)	(12,195,851)
Uniform Mortgage Backed Securities 2% 12/1/2055	(14,975,000)	(12,190,586)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(16,750,000)	(14,255,821)
Uniform Mortgage Backed Securities 3% 12/1/2055	(19,450,000)	(17,275,550)
Uniform Mortgage Backed Securities 3.5% 1/1/2056	(12,500,000)	(11,559,570)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(25,000,000)	(23,125,001)
Uniform Mortgage Backed Securities 5% 12/1/2055	(13,400,000)	(13,374,875)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(17,100,000)	(17,316,421)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(172,467,897)

TOTAL TBA SALE COMMITMENTS (Proceeds $172,350,268)		(172,467,897)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,178	3/20/2026	133,518,938	613,008	613,008
CBOT 2Y US Treasury Notes Contracts (United States)	1,404	3/31/2026	293,227,594	140,128	140,128
CBOT 5Y US Treasury Notes Contracts (United States)	27	3/31/2026	2,963,461	7,761	7,761
CBOT US Treasury Long Bond Contracts (United States)	4	3/20/2026	469,875	(192)	(192)

TOTAL PURCHASED					760,705

Sold

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	55	3/20/2026	6,656,719	(62,195)	(62,195)

TOTAL FUTURES CONTRACTS					698,510
The notional amount of futures purchased as a percentage of Net Assets is 26.4%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	45,545,000	157,772	0	157,772
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	104,052,000	435,649	0	435,649
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	19,972,000	90,300	0	90,300
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2032	8,095,000	(14,576)	0	(14,576)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	1,468,000	29,626	0	29,626
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2030	3,730,000	8,502	0	8,502
TOTAL INTEREST RATE SWAPS							707,273	0	707,273

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Principal Only Strips represent the right to receive the monthly principal payments.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,254,452.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,937,640.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,297,356	80,286,465	80,910,274	682,179	270	-	65,673,817	65,660,685	0.1%
Fidelity Securities Lending Cash Central Fund	-	18,430,038	18,430,038	1,348	-	-	-	-	0.0%
Total	66,297,356	98,716,503	99,340,312	683,527	270	-	65,673,817

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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